Shareholder Report	12 Months Ended	19 Months Ended	22 Months Ended	29 Months Ended	41 Months Ended	43 Months Ended
	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity SAI Convertible Arbitrage Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Convertible Arbitrage Fund
Class Name	Fidelity® SAI Convertible Arbitrage Fund
Trading Symbol	FSAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund outperformed its benchmark, the BBG 3M t-bill Bellwether Index.
•Specifically, the portfolio benefited from its focus on strong credit quality issuers in the 2028-2030 maturity window.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2023 through January 31, 2026. Initial investment of $10,000. Fidelity® SAI Convertible Arbitrage Fund $10,000 $10,181 $11,293 $12,789 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,209 $10,743 $11,189 Bloomberg U.S. Aggregate Bond Index $10,000 $10,469 $10,685 $11,417 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Convertible Arbitrage Fund 13.25% 10.85% Bloomberg U.S. 3-Month Treasury Bellwether Index 4.15% 4.82% Bloomberg U.S. Aggregate Bond Index 6.85% 5.70% A From September 12, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Sep. 12, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,012,409,970	$ 1,012,409,970	$ 1,012,409,970	$ 1,012,409,970	$ 1,012,409,970	$ 1,012,409,970
Holdings Count | shares	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 9,341,519
Investment Company Portfolio Turnover	363.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,012,409,970
Number of Holdings	54
Total Advisory Fee	$9,341,519
Portfolio Turnover	363%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 19.4 Swaps 405.1 Swaps 77.3 Corporate Bonds 6.7 U.S. Treasury Obligations 5.4 Common Stocks 5.2 Futures Contracts 3.7 Domestic Equity Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 77.3 Corporate Bonds - 6.7 U.S. Treasury Obligations - 5.4 Common Stocks - 5.2 Futures Contracts - 3.7 Domestic Equity Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 28.2 Mastercard Inc Class A 8.4 Philip Morris International Inc 7.9 Citigroup Inc 3.7 Cable One Inc 3.5 MACOM Technology Solutions Holdings Inc 3.2 LCI Industries 2.7 DigitalOcean Holdings Inc 2.5 Broadcom Inc 2.5 Financial Select Sector SPDR ETF 2.3 64.9
Fidelity Risk Parity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity® Risk Parity Fund
Trading Symbol	FAPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2026. Initial investment of $10,000. Fidelity® Risk Parity Fund $10,000 $10,263 $10,335 $11,527 $14,241 Fidelity Risk Parity Composite Index℠ $10,000 $10,485 $11,490 $12,980 $15,025 Fidelity Risk Parity Custom Index℠ $10,000 $10,116 $10,265 $10,930 $12,679 MSCI ACWI (All Country World Index) Index $10,000 $10,732 $12,354 $14,962 $18,291 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Risk Parity Fund 23.55% 10.89% Fidelity Risk Parity Composite Index℠ 15.76% 12.65% Fidelity Risk Parity Custom Index℠ 16.00% 7.19% MSCI ACWI (All Country World Index) Index 22.25% 19.31% A From September 1, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323
Holdings Count | shares	49	49	49	49	49	49
Advisory Fees Paid, Amount	$ 67,091
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 8.2 Swaps 61.6 Swaps 36.3 Fixed-Income Funds 24.3 Domestic Equity Funds 19.9 International Equity Funds 10.3 Futures Contracts 4.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 36.3 Fixed-Income Funds - 24.3 Domestic Equity Funds - 19.9 International Equity Funds - 10.3 Futures Contracts - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 20.0 Fidelity Commodity Strategy Fund 11.2 iShares US Treasury Bond ETF 9.9 Fidelity Emerging Markets Index Fund 9.7 Fidelity Small Cap Value Index Fund 8.3 Fidelity International Index Fund 7.8 iShares J.P. Morgan EM Local Currency Bond ETF 7.4 Fidelity Small Cap Index Fund 5.5 Fidelity Total Market Index Fund 5.3 US Treasury Bill 4.0 89.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Risk Parity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class Z
Trading Symbol	FAPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,313 $10,385 $11,593 $14,329 Fidelity Risk Parity Composite Index℠ $10,000 $10,461 $11,464 $12,951 $14,992 Fidelity Risk Parity Custom Index℠ $10,000 $10,047 $10,195 $10,855 $12,593 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 $18,364 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 23.60% 10.59% Fidelity Risk Parity Composite Index℠ 15.76% 12.00% Fidelity Risk Parity Custom Index℠ 16.00% 6.67% MSCI ACWI (All Country World Index) Index 22.25% 18.55% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323
Holdings Count | shares	49	49	49	49	49	49
Advisory Fees Paid, Amount	$ 67,091
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 8.2 Swaps 61.6 Swaps 36.3 Fixed-Income Funds 24.3 Domestic Equity Funds 19.9 International Equity Funds 10.3 Futures Contracts 4.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 36.3 Fixed-Income Funds - 24.3 Domestic Equity Funds - 19.9 International Equity Funds - 10.3 Futures Contracts - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 20.0 Fidelity Commodity Strategy Fund 11.2 iShares US Treasury Bond ETF 9.9 Fidelity Emerging Markets Index Fund 9.7 Fidelity Small Cap Value Index Fund 8.3 Fidelity International Index Fund 7.8 iShares J.P. Morgan EM Local Currency Bond ETF 7.4 Fidelity Small Cap Index Fund 5.5 Fidelity Total Market Index Fund 5.3 US Treasury Bill 4.0 89.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Risk Parity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class M
Trading Symbol	FAPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,917 $9,932 $11,026 $13,562 Fidelity Risk Parity Composite Index℠ $10,000 $10,461 $11,464 $12,951 $14,992 Fidelity Risk Parity Custom Index℠ $10,000 $10,047 $10,195 $10,855 $12,593 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 $18,364 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 18.70% 8.90% Class M (without 3.50% sales charge) 23.00% 9.99% Fidelity Risk Parity Composite Index℠ 15.76% 12.00% Fidelity Risk Parity Custom Index℠ 16.00% 6.67% MSCI ACWI (All Country World Index) Index 22.25% 18.55% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323
Holdings Count | shares	49	49	49	49	49	49
Advisory Fees Paid, Amount	$ 67,091
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 8.2 Swaps 61.6 Swaps 36.3 Fixed-Income Funds 24.3 Domestic Equity Funds 19.9 International Equity Funds 10.3 Futures Contracts 4.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 36.3 Fixed-Income Funds - 24.3 Domestic Equity Funds - 19.9 International Equity Funds - 10.3 Futures Contracts - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 20.0 Fidelity Commodity Strategy Fund 11.2 iShares US Treasury Bond ETF 9.9 Fidelity Emerging Markets Index Fund 9.7 Fidelity Small Cap Value Index Fund 8.3 Fidelity International Index Fund 7.8 iShares J.P. Morgan EM Local Currency Bond ETF 7.4 Fidelity Small Cap Index Fund 5.5 Fidelity Total Market Index Fund 5.3 US Treasury Bill 4.0 89.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Risk Parity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class I
Trading Symbol	FAPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2026. Initial investment of $10,000. Class I $10,000 $10,302 $10,381 $11,570 $14,295 Fidelity Risk Parity Composite Index℠ $10,000 $10,461 $11,464 $12,951 $14,992 Fidelity Risk Parity Custom Index℠ $10,000 $10,047 $10,195 $10,855 $12,593 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 $18,364 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 23.55% 10.52% Fidelity Risk Parity Composite Index℠ 15.76% 12.00% Fidelity Risk Parity Custom Index℠ 16.00% 6.67% MSCI ACWI (All Country World Index) Index 22.25% 18.55% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323
Holdings Count | shares	49	49	49	49	49	49
Advisory Fees Paid, Amount	$ 67,091
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 8.2 Swaps 61.6 Swaps 36.3 Fixed-Income Funds 24.3 Domestic Equity Funds 19.9 International Equity Funds 10.3 Futures Contracts 4.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 36.3 Fixed-Income Funds - 24.3 Domestic Equity Funds - 19.9 International Equity Funds - 10.3 Futures Contracts - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 20.0 Fidelity Commodity Strategy Fund 11.2 iShares US Treasury Bond ETF 9.9 Fidelity Emerging Markets Index Fund 9.7 Fidelity Small Cap Value Index Fund 8.3 Fidelity International Index Fund 7.8 iShares J.P. Morgan EM Local Currency Bond ETF 7.4 Fidelity Small Cap Index Fund 5.5 Fidelity Total Market Index Fund 5.3 US Treasury Bill 4.0 89.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Risk Parity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class C
Trading Symbol	FAPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 178	1.60%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2026. Initial investment of $10,000. Class C $10,000 $10,252 $10,221 $11,277 $13,799 Fidelity Risk Parity Composite Index℠ $10,000 $10,461 $11,464 $12,951 $14,992 Fidelity Risk Parity Custom Index℠ $10,000 $10,047 $10,195 $10,855 $12,593 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 $18,364 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 21.36% 9.43% Class C 22.36% 9.43% Fidelity Risk Parity Composite Index℠ 15.76% 12.00% Fidelity Risk Parity Custom Index℠ 16.00% 6.67% MSCI ACWI (All Country World Index) Index 22.25% 18.55% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323
Holdings Count | shares	49	49	49	49	49	49
Advisory Fees Paid, Amount	$ 67,091
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 8.2 Swaps 61.6 Swaps 36.3 Fixed-Income Funds 24.3 Domestic Equity Funds 19.9 International Equity Funds 10.3 Futures Contracts 4.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 36.3 Fixed-Income Funds - 24.3 Domestic Equity Funds - 19.9 International Equity Funds - 10.3 Futures Contracts - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 20.0 Fidelity Commodity Strategy Fund 11.2 iShares US Treasury Bond ETF 9.9 Fidelity Emerging Markets Index Fund 9.7 Fidelity Small Cap Value Index Fund 8.3 Fidelity International Index Fund 7.8 iShares J.P. Morgan EM Local Currency Bond ETF 7.4 Fidelity Small Cap Index Fund 5.5 Fidelity Total Market Index Fund 5.3 US Treasury Bill 4.0 89.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Risk Parity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class A
Trading Symbol	FAPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending January 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•For the year, exposure to gold, along with overweight allocations in international equities in both developed and emerging markets, fueled the fund's strong relative performance. Gold posted an outsized advance during the past year, and stocks in international markets outperformed U.S. equities.
•The impact of foreign currency positioning meaningfully enhanced the gains of our international market positioning for U.S.-based investors, reflecting a weakening trend for the U.S. dollar throughout the period.
•Underweighting U.S. stocks provided a further boost for the year.
•Within fixed income, a sizable underweight allocation in investment-grade bonds proved highly advantageous this year. Conversely, exposure to Treasury Inflation-Protected Securities and certain higher-risk categories - including high-yield corporate credit and leveraged bank loans - detracted.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging. In the U.S., the fund was slightly underweight, and the allocation is tilted toward small-cap stocks.
•The portfolio had a roughly equal-weight allocation in commodities at about 20% of assets, split about equally between gold and diversified commodities.
•At period end, roughly 9% of fund assets were allocated to investment-grade bonds - well below the 40% neutral weight in the secondary Composite benchmark. The portfolio's fixed-income assets are concentrated in Treasury Inflation-Protected Securities, high-yield corporate credit and emerging-markets debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,698 $9,747 $10,836 $13,361 Fidelity Risk Parity Composite Index℠ $10,000 $10,461 $11,464 $12,951 $14,992 Fidelity Risk Parity Custom Index℠ $10,000 $10,047 $10,195 $10,855 $12,593 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 $18,364 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 16.22% 8.45% Class A (without 5.75% sales charge) 23.31% 10.26% Fidelity Risk Parity Composite Index℠ 15.76% 12.00% Fidelity Risk Parity Custom Index℠ 16.00% 6.67% MSCI ACWI (All Country World Index) Index 22.25% 18.55% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323	$ 15,745,323
Holdings Count | shares	49	49	49	49	49	49
Advisory Fees Paid, Amount	$ 67,091
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,745,323
Number of Holdings	49
Total Advisory Fee	$67,091
Portfolio Turnover	51%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 8.2 Swaps 61.6 Swaps 36.3 Fixed-Income Funds 24.3 Domestic Equity Funds 19.9 International Equity Funds 10.3 Futures Contracts 4.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 36.3 Fixed-Income Funds - 24.3 Domestic Equity Funds - 19.9 International Equity Funds - 10.3 Futures Contracts - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 20.0 Fidelity Commodity Strategy Fund 11.2 iShares US Treasury Bond ETF 9.9 Fidelity Emerging Markets Index Fund 9.7 Fidelity Small Cap Value Index Fund 8.3 Fidelity International Index Fund 7.8 iShares J.P. Morgan EM Local Currency Bond ETF 7.4 Fidelity Small Cap Index Fund 5.5 Fidelity Total Market Index Fund 5.3 US Treasury Bill 4.0 89.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Hedged Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity® Hedged Equity Fund
Trading Symbol	FEQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2026. Initial investment of $10,000. Fidelity® Hedged Equity Fund $10,000 $9,946 $11,360 $13,596 $15,392 Cboe S&P 500 5% Put Protection Index (PPUT) $10,000 $10,010 $11,492 $13,977 $15,790 S&P 500® Index $10,000 $10,346 $12,500 $15,797 $18,380 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Hedged Equity Fund 13.21% 13.44% Cboe S&P 500 5% Put Protection Index (PPUT) 12.97% 14.29% S&P 500® Index 16.35% 19.49% A From September 1, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882
Holdings Count | shares	431	431	431	431	431	431
Advisory Fees Paid, Amount	$ 2,437,379
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.3 Common Stocks 94.5 Domestic Equity Funds 3.8 Options 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 94.5 Domestic Equity Funds - 3.8 Options - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.2 Alphabet Inc Class A 5.3 Microsoft Corp 5.3 Amazon.com Inc 4.1 iShares Core S&P 500 ETF 3.8 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.7 Tesla Inc 2.0 Berkshire Hathaway Inc Class B 1.8 41.4
Fidelity Advisor Hedged Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class Z
Trading Symbol	FEQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,946 $11,368 $13,617 $15,417 Cboe S&P 500 5% Put Protection Index (PPUT) $10,000 $10,010 $11,492 $13,977 $15,790 S&P 500® Index $10,000 $10,346 $12,500 $15,797 $18,380 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 13.21% 13.50% Cboe S&P 500 5% Put Protection Index (PPUT) 12.97% 14.29% S&P 500® Index 16.35% 19.49% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882
Holdings Count | shares	431	431	431	431	431	431
Advisory Fees Paid, Amount	$ 2,437,379
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.3 Common Stocks 94.5 Domestic Equity Funds 3.8 Options 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 94.5 Domestic Equity Funds - 3.8 Options - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.2 Alphabet Inc Class A 5.3 Microsoft Corp 5.3 Amazon.com Inc 4.1 iShares Core S&P 500 ETF 3.8 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.7 Tesla Inc 2.0 Berkshire Hathaway Inc Class B 1.8 41.4
Fidelity Advisor Hedged Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class M
Trading Symbol	FEQNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,582 $10,889 $12,966 $14,608 Cboe S&P 500 5% Put Protection Index (PPUT) $10,000 $10,010 $11,492 $13,977 $15,790 S&P 500® Index $10,000 $10,346 $12,500 $15,797 $18,380 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 8.72% 11.72% Class M (without 3.50% sales charge) 12.67% 12.89% Cboe S&P 500 5% Put Protection Index (PPUT) 12.97% 14.29% S&P 500® Index 16.35% 19.49% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882
Holdings Count | shares	431	431	431	431	431	431
Advisory Fees Paid, Amount	$ 2,437,379
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.3 Common Stocks 94.5 Domestic Equity Funds 3.8 Options 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 94.5 Domestic Equity Funds - 3.8 Options - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.2 Alphabet Inc Class A 5.3 Microsoft Corp 5.3 Amazon.com Inc 4.1 iShares Core S&P 500 ETF 3.8 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.7 Tesla Inc 2.0 Berkshire Hathaway Inc Class B 1.8 41.4
Fidelity Advisor Hedged Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class I
Trading Symbol	FEQJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2026. Initial investment of $10,000. Class I $10,000 $9,946 $11,360 $13,606 $15,397 Cboe S&P 500 5% Put Protection Index (PPUT) $10,000 $10,010 $11,492 $13,977 $15,790 S&P 500® Index $10,000 $10,346 $12,500 $15,797 $18,380 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 13.17% 13.45% Cboe S&P 500 5% Put Protection Index (PPUT) 12.97% 14.29% S&P 500® Index 16.35% 19.49% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882
Holdings Count | shares	431	431	431	431	431	431
Advisory Fees Paid, Amount	$ 2,437,379
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.3 Common Stocks 94.5 Domestic Equity Funds 3.8 Options 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 94.5 Domestic Equity Funds - 3.8 Options - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.2 Alphabet Inc Class A 5.3 Microsoft Corp 5.3 Amazon.com Inc 4.1 iShares Core S&P 500 ETF 3.8 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.7 Tesla Inc 2.0 Berkshire Hathaway Inc Class B 1.8 41.4
Fidelity Advisor Hedged Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class C
Trading Symbol	FEQDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 164	1.55%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2026. Initial investment of $10,000. Class C $10,000 $9,903 $11,203 $13,276 $14,879 Cboe S&P 500 5% Put Protection Index (PPUT) $10,000 $10,010 $11,492 $13,977 $15,790 S&P 500® Index $10,000 $10,346 $12,500 $15,797 $18,380 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 11.08% 12.32% Class C 12.08% 12.32% Cboe S&P 500 5% Put Protection Index (PPUT) 12.97% 14.29% S&P 500® Index 16.35% 19.49% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882
Holdings Count | shares	431	431	431	431	431	431
Advisory Fees Paid, Amount	$ 2,437,379
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.3 Common Stocks 94.5 Domestic Equity Funds 3.8 Options 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 94.5 Domestic Equity Funds - 3.8 Options - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.2 Alphabet Inc Class A 5.3 Microsoft Corp 5.3 Amazon.com Inc 4.1 iShares Core S&P 500 ETF 3.8 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.7 Tesla Inc 2.0 Berkshire Hathaway Inc Class B 1.8 41.4
Fidelity Advisor Hedged Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class A
Trading Symbol	FEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,369 $10,676 $12,746 $14,384 Cboe S&P 500 5% Put Protection Index (PPUT) $10,000 $10,010 $11,492 $13,977 $15,790 S&P 500® Index $10,000 $10,346 $12,500 $15,797 $18,380 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 6.36% 11.22% Class A (without 5.75% sales charge) 12.85% 13.16% Cboe S&P 500 5% Put Protection Index (PPUT) 12.97% 14.29% S&P 500® Index 16.35% 19.49% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882	$ 661,922,882
Holdings Count | shares	431	431	431	431	431	431
Advisory Fees Paid, Amount	$ 2,437,379
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$661,922,882
Number of Holdings	431
Total Advisory Fee	$2,437,379
Portfolio Turnover	107%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.3 Common Stocks 94.5 Domestic Equity Funds 3.8 Options 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 94.5 Domestic Equity Funds - 3.8 Options - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.2 Alphabet Inc Class A 5.3 Microsoft Corp 5.3 Amazon.com Inc 4.1 iShares Core S&P 500 ETF 3.8 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.7 Tesla Inc 2.0 Berkshire Hathaway Inc Class B 1.8 41.4
Fidelity Equity Market Neutral Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity® Equity Market Neutral Fund
Trading Symbol	FEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2026. Initial investment of $10,000. Fidelity® Equity Market Neutral Fund $10,000 $9,810 $10,864 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,303 $10,731 MSCI ACWI (All Country World Index) Index $10,000 $10,908 $13,334 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Equity Market Neutral Fund 10.75% 5.31% Bloomberg U.S. 3-Month Treasury Bellwether Index 4.15% 4.50% MSCI ACWI (All Country World Index) Index 22.25% 19.67% A From June 25, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736
Holdings Count | shares	150	150	150	150	150	150
Advisory Fees Paid, Amount	$ 148,219
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 118.5 Forward Foreign Currency Contracts 41.0 Swaps 45.6 Common Stocks 31.8 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 6.7 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.6 Common Stocks - 31.8 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 19.1 SK Hynix Inc 2.6 Samsung Electronics Co Ltd 2.4 Standard Chartered PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.0 Industria de Diseno Textil SA 2.0 Morgan Stanley 1.9 Cognizant Technology Solutions Corp Class A 1.9 Bristol-Myers Squibb Co 1.7 37.9
Fidelity Advisor Equity Market Neutral Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class A
Trading Symbol	FEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,227 $10,192 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,303 $10,731 MSCI ACWI (All Country World Index) Index $10,000 $10,908 $13,334 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 4.11% 1.20% Class A (without 5.75% sales charge) 10.46% 5.01% Bloomberg U.S. 3-Month Treasury Bellwether Index 4.15% 4.50% MSCI ACWI (All Country World Index) Index 22.25% 19.67% A From June 25, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736
Holdings Count | shares	150	150	150	150	150	150
Advisory Fees Paid, Amount	$ 148,219
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 118.5 Forward Foreign Currency Contracts 41.0 Swaps 45.6 Common Stocks 31.8 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 6.7 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.6 Common Stocks - 31.8 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 19.1 SK Hynix Inc 2.6 Samsung Electronics Co Ltd 2.4 Standard Chartered PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.0 Industria de Diseno Textil SA 2.0 Morgan Stanley 1.9 Cognizant Technology Solutions Corp Class A 1.9 Bristol-Myers Squibb Co 1.7 37.9
Fidelity Advisor Equity Market Neutral Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class M
Trading Symbol	FEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 168	1.60%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,438 $10,397 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,303 $10,731 MSCI ACWI (All Country World Index) Index $10,000 $10,908 $13,334 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 6.31% 2.46% Class M (without 3.50% sales charge) 10.17% 4.76% Bloomberg U.S. 3-Month Treasury Bellwether Index 4.15% 4.50% MSCI ACWI (All Country World Index) Index 22.25% 19.67% A From June 25, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736
Holdings Count | shares	150	150	150	150	150	150
Advisory Fees Paid, Amount	$ 148,219
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 118.5 Forward Foreign Currency Contracts 41.0 Swaps 45.6 Common Stocks 31.8 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 6.7 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.6 Common Stocks - 31.8 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 19.1 SK Hynix Inc 2.6 Samsung Electronics Co Ltd 2.4 Standard Chartered PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.0 Industria de Diseno Textil SA 2.0 Morgan Stanley 1.9 Cognizant Technology Solutions Corp Class A 1.9 Bristol-Myers Squibb Co 1.7 37.9
Fidelity Advisor Equity Market Neutral Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class C
Trading Symbol	FEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 220	2.10%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2026. Initial investment of $10,000. Class C $10,000 $9,750 $10,684 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,303 $10,731 MSCI ACWI (All Country World Index) Index $10,000 $10,908 $13,334 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 8.58% 4.22% Class C 9.58% 4.22% Bloomberg U.S. 3-Month Treasury Bellwether Index 4.15% 4.50% MSCI ACWI (All Country World Index) Index 22.25% 19.67% A From June 25, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736
Holdings Count | shares	150	150	150	150	150	150
Advisory Fees Paid, Amount	$ 148,219
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 118.5 Forward Foreign Currency Contracts 41.0 Swaps 45.6 Common Stocks 31.8 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 6.7 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.6 Common Stocks - 31.8 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 19.1 SK Hynix Inc 2.6 Samsung Electronics Co Ltd 2.4 Standard Chartered PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.0 Industria de Diseno Textil SA 2.0 Morgan Stanley 1.9 Cognizant Technology Solutions Corp Class A 1.9 Bristol-Myers Squibb Co 1.7 37.9
Fidelity Advisor Equity Market Neutral Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class I
Trading Symbol	FEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2026. Initial investment of $10,000. Class I $10,000 $9,810 $10,864 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,303 $10,731 MSCI ACWI (All Country World Index) Index $10,000 $10,908 $13,334 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 10.75% 5.31% Bloomberg U.S. 3-Month Treasury Bellwether Index 4.15% 4.50% MSCI ACWI (All Country World Index) Index 22.25% 19.67% A From June 25, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736
Holdings Count | shares	150	150	150	150	150	150
Advisory Fees Paid, Amount	$ 148,219
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 118.5 Forward Foreign Currency Contracts 41.0 Swaps 45.6 Common Stocks 31.8 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 6.7 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.6 Common Stocks - 31.8 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 19.1 SK Hynix Inc 2.6 Samsung Electronics Co Ltd 2.4 Standard Chartered PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.0 Industria de Diseno Textil SA 2.0 Morgan Stanley 1.9 Cognizant Technology Solutions Corp Class A 1.9 Bristol-Myers Squibb Co 1.7 37.9
Fidelity Advisor Equity Market Neutral Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class Z
Trading Symbol	FEMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund provided strong equity diversification, outperforming its primary benchmark, the BBG 3M t-bill Bellwether Index, with low equity correlation.
•The fund uses a systematic process that is combined with elements of fundamental review to curate the investment universe.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,810 $10,874 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,303 $10,731 MSCI ACWI (All Country World Index) Index $10,000 $10,908 $13,334 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 10.85% 5.37% Bloomberg U.S. 3-Month Treasury Bellwether Index 4.15% 4.50% MSCI ACWI (All Country World Index) Index 22.25% 19.67% A From June 25, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736	$ 18,440,736
Holdings Count | shares	150	150	150	150	150	150
Advisory Fees Paid, Amount	$ 148,219
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$18,440,736
Number of Holdings	150
Total Advisory Fee	$148,219
Portfolio Turnover	59%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 118.5 Forward Foreign Currency Contracts 41.0 Swaps 45.6 Common Stocks 31.8 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 6.7 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.6 Common Stocks - 31.8 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 19.1 SK Hynix Inc 2.6 Samsung Electronics Co Ltd 2.4 Standard Chartered PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.0 Industria de Diseno Textil SA 2.0 Morgan Stanley 1.9 Cognizant Technology Solutions Corp Class A 1.9 Bristol-Myers Squibb Co 1.7 37.9
Fidelity Yield Enhanced Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Yield Enhanced Equity ETF
Class Name	Fidelity® Yield Enhanced Equity ETF
Trading Symbol	FYEE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund underperformed its S&P 500® index but outperformed the supplemental CBOE index.
•The fund trailed the former because part of the market's strong gain was slightly truncated by the portfolio's short call positions. However, due to the dynamic nature of the fund's short call ladder the fund did outpace the supplemental benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 9, 2024 through January 31, 2026. Initial investment of $10,000. Fidelity® Yield Enhanced Equity ETF $10,000 $11,578 $13,268 Cboe S&P 500 2% OTM BuyWrite Index (BXY) $10,000 $11,760 $12,920 S&P 500® Index $10,000 $11,718 $13,634 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Yield Enhanced Equity ETF - NAV A 14.60% 16.87% Cboe S&P 500 2% OTM BuyWrite Index (BXY) A 9.86% 15.17% S&P 500® Index A 16.35% 18.64% A From April 9, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 142,557,491	$ 142,557,491	$ 142,557,491	$ 142,557,491	$ 142,557,491	$ 142,557,491
Holdings Count | shares	160	160	160	160	160	160
Advisory Fees Paid, Amount	$ 20,466
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$142,557,491
Number of Holdings	160
Total Advisory Fee	$20,466
Portfolio Turnover	90%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 2.0 Options (0.3) Common Stocks 96.3 Futures Contracts 2.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 96.3 Futures Contracts - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Options - (0.4)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.9 Apple Inc 6.7 Microsoft Corp 5.1 Amazon.com Inc 4.4 Broadcom Inc 3.1 Meta Platforms Inc Class A 3.1 Alphabet Inc Class A 2.7 Alphabet Inc Class C 2.4 Berkshire Hathaway Inc Class B 2.1 Eli Lilly & Co 1.9 39.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Expense reductions

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Expense reductions

The fund added a contractual management fee waiver during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Dynamic Buffered Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Dynamic Buffered Equity ETF
Class Name	Fidelity® Dynamic Buffered Equity ETF
Trading Symbol	FBUF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund underperformed its benchmark, the S&P 500®, and outperformed the supplemental CBOE benchmark.
•The fund's proceeds from short call options did not generate enough revenue to fully offset the cost of purchasing downside protection, creating slight drag on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 9, 2024 through January 31, 2026. Initial investment of $10,000. Fidelity® Dynamic Buffered Equity ETF $10,000 $11,169 $12,665 Cboe S&P 500 95-110 Collar Index (CLL) $10,000 $11,331 $12,162 S&P 500® Index $10,000 $11,718 $13,634 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Dynamic Buffered Equity ETF - NAV A 13.39% 13.91% Cboe S&P 500 95-110 Collar Index (CLL) A 7.34% 11.40% S&P 500® Index A 16.35% 18.64% A From April 9, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 18,753,565	$ 18,753,565	$ 18,753,565	$ 18,753,565	$ 18,753,565	$ 18,753,565
Holdings Count | shares	158	158	158	158	158	158
Advisory Fees Paid, Amount	$ 57,554
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$18,753,565
Number of Holdings	158
Total Advisory Fee	$57,554
Portfolio Turnover	83%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 2.0 Options 0.2 Common Stocks 95.5 Futures Contracts 2.0 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 95.5 Futures Contracts - 2.0 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Apple Inc 6.9 Microsoft Corp 5.3 Amazon.com Inc 4.3 Broadcom Inc 3.1 Meta Platforms Inc Class A 2.9 Alphabet Inc Class A 2.8 Alphabet Inc Class C 2.4 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.8 39.6
Fidelity Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity ETF
Class Name	Fidelity® Hedged Equity ETF
Trading Symbol	FHEQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 9, 2024 through January 31, 2026. Initial investment of $10,000. Fidelity® Hedged Equity ETF $10,000 $11,205 $12,608 Cboe S&P 500 5% Put Protection Index (PPUT) $10,000 $11,342 $12,813 S&P 500® Index $10,000 $11,718 $13,634 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Hedged Equity ETF - NAV A 12.52% 13.63% Cboe S&P 500 5% Put Protection Index (PPUT) A 12.97% 14.65% S&P 500® Index A 16.35% 18.64% A From April 9, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 832,162,166	$ 832,162,166	$ 832,162,166	$ 832,162,166	$ 832,162,166	$ 832,162,166
Holdings Count | shares	156	156	156	156	156	156
Advisory Fees Paid, Amount	$ 2,561,879
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$832,162,166
Number of Holdings	156
Total Advisory Fee	$2,561,879
Portfolio Turnover	88%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 0.8 Options 1.3 Common Stocks 96.3 Options 1.3 Futures Contracts 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 96.3 Options - 1.3 Futures Contracts - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Apple Inc 6.5 Microsoft Corp 5.0 Amazon.com Inc 4.3 Broadcom Inc 3.0 Meta Platforms Inc Class A 3.0 Alphabet Inc Class A 2.8 Alphabet Inc Class C 2.6 Berkshire Hathaway Inc Class B 1.9 Eli Lilly & Co 1.7 38.8
Fidelity Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Managed Futures ETF
Class Name	Fidelity® Managed Futures ETF
Trading Symbol	FFUT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Managed Futures ETF for the period June 3, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Managed Futures ETF A	$ 57	0.80%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.80%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund outperformed its benchmark, the BBG 3M t-bill Bellwether Index, since its inception on June 3, 2025.
•The fund is structured to provide strong diversification away from equities but also seeks to generate appealing returns during periods of equity market strength.
•The strategy also incorporates tools that allow selective tilts within asset classes to enhance performance, while preserving its defensive beta characteristics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 3, 2025 through January 31, 2026. Initial investment of $10,000. Fidelity® Managed Futures ETF $10,000 $11,301 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,271 SG Trend Index $10,000 $12,051 Bloomberg U.S. Aggregate Bond Index $10,000 $10,515 2025 2026
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 235,760,130	$ 235,760,130	$ 235,760,130	$ 235,760,130	$ 235,760,130	$ 235,760,130
Holdings Count | shares	365	365	365	365	365	365
Advisory Fees Paid, Amount	$ 701,601
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$235,760,130
Number of Holdings	365
Total Advisory Fee	$701,601
Portfolio Turnover	1%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 1060.1 Swaps 166.2 Forward Foreign Currency Contracts 240.3 Futures Contracts 67.7 Forward Foreign Currency Contracts 15.3 Swaps 10.6 Domestic Equity Funds 0.2 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 67.7 Forward Foreign Currency Contracts - 15.3 Swaps - 10.6 Domestic Equity Funds - 0.2 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 6.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 50.1 NVIDIA Corp 2.8 iShares Core S&P 500 ETF 2.6 55.5
Fidelity SAI Merger Arbitrage Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Merger Arbitrage Fund
Class Name	Fidelity® SAI Merger Arbitrage Fund
Trading Symbol	FMADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Merger Arbitrage Fund for the period June 17, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Merger Arbitrage Fund A	$ 71	1.10%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.10%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund outperformed its benchmark, the BBG 3M t-bill Bellwether Index, since its inception on June 17, 2025.
•A stabilizing regulatory environment in 2025 led to both a surge in deal volume and increased deal size, setting the stage for merger arbitrage investing, which the fund was able to capitalize on across various sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 17, 2025 through January 31, 2026. Initial investment of $10,000. Fidelity® SAI Merger Arbitrage Fund $10,000 $10,480 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,255 Bloomberg U.S. Aggregate Bond Index $10,000 $10,445 2025 2026
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 410,084,530	$ 410,084,530	$ 410,084,530	$ 410,084,530	$ 410,084,530	$ 410,084,530
Holdings Count | shares	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 1,270,951
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$410,084,530
Number of Holdings	39
Total Advisory Fee	$1,270,951
Portfolio Turnover	110%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 61.9 Options 0.0 Common Stocks 49.4 Swaps 38.2 Domestic Equity Funds 2.3 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 10.1 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 49.4 Swaps - 38.2 Domestic Equity Funds - 2.3 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 10.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 11.2 Chart Industries Inc 10.9 Electronic Arts Inc 9.0 Mastercard Inc Class A 8.9 Confluent Inc Class A 8.4 Exact Sciences Corp 5.9 Warner Bros Discovery Inc 4.7 Dayforce Inc 3.1 Sealed Air Corp 2.9 Avidity Biosciences Inc 2.7 67.7
Fidelity SAI Managed Futures Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Managed Futures Fund
Class Name	Fidelity® SAI Managed Futures Fund
Trading Symbol	FMFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Managed Futures Fund for the period June 17, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Managed Futures Fund A	$ 70	1.05%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund outperformed its benchmark, the BBG 3M t-bill Bellwether Index, since its inception on June 17, 2025, while providing meaningful equity diversification.
•The fund utilizes a systematic trend-following approach that seeks long-term capital appreciation through disciplined long-short investing across asset classes.
•The strategy is based on fast-moving trend signals and entails additional risk controls that allows the strategy to quickly adapt to changing market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 17, 2025 through January 31, 2026. Initial investment of $10,000. Fidelity® SAI Managed Futures Fund $10,000 $11,263 SG Trend Index $10,000 $12,006 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,255 Bloomberg U.S. Aggregate Bond Index $10,000 $10,445 2025 2026
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 178,701,800	$ 178,701,800	$ 178,701,800	$ 178,701,800	$ 178,701,800	$ 178,701,800
Holdings Count | shares	324	324	324	324	324	324
Advisory Fees Paid, Amount	$ 666,440
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$178,701,800
Number of Holdings	324
Total Advisory Fee	$666,440
Portfolio Turnover	0%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 513.2 Swaps 115.6 Forward Foreign Currency Contracts 173.2 Futures Contracts 56.8 Forward Foreign Currency Contracts 19.3 Swaps 12.9 Domestic Equity Funds 0.3 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 10.6 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 56.8 Forward Foreign Currency Contracts - 19.3 Swaps - 12.9 Domestic Equity Funds - 0.3 Common Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 49.5 iShares Core S&P 500 ETF 3.5 NVIDIA Corp 1.4 54.4